Inventories, Net (Tables)	12 Months Ended
Dec. 31, 2025
Inventories, Net [Abstract]
Schedule of Inventory Consisted

Inventory consisted of the following:

	December 31, 2025	December 31, 2024

Goods in transit	$788,031	$2,406,357
Finished goods	6,218,207	7,087,294
Less: allowance of obsolete inventories	(1,059,225)	(1,152,055)
Inventories, net	$5,947,014	$8,341,596

Schedule of Movement of the Allowance for Obsolete Inventories

The movement of the allowance for obsolete inventories was as follows:

	December 31, 2025	December 31, 2024
Balance as of the beginning of year	$1,152,055	$932,276
(Reversals) additions	(117,089)	235,674
Translation adjustments	24,259	(15,895)
Balance as of the end of year	$1,059,225	$1,152,055